Derivative financial instruments and market risks	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Derivative financial instruments and market risks	Derivative financial instruments and market risks
The table below shows the fair value of derivative instruments as of December 31, 2021, 2020 and 2019:

(€ million)	Non-current assets	Current assets	Total assets	Non-current liabilities	Current liabilities	Total liabilities	Market value at December 31, 2021 (net)	Market value at December 31, 2020 (net)	Market value at December 31, 2019 (net)
Currency derivatives	–	284	284	–	(62)	(62)	222	(209)	103
operating	–	33	33	–	(23)	(23)	10	7	(15)
financial	–	251	251	–	(39)	(39)	212	(216)	118
Interest rate derivatives	3	11	14	(6)	(1)	(7)	7	20	27
Equity derivatives	–	–	–	–	(16)	(16)	(16)	(26)	(4)
Total	3	295	298	(6)	(79)	(85)	213	(215)	126
Objectives of the use of derivative financial instruments
Sanofi uses derivative instruments to manage operating exposure to movements in exchange rates, and financial exposure to movements in interest rates and exchange rates (where the debt or receivable is not contracted in the functional currency of the borrower or lender entity). On occasion, Sanofi uses equity derivatives in connection with the management of its portfolio of equity investments.
Sanofi performs periodic reviews of its transactions and contractual agreements in order to identify any embedded derivatives, which are accounted for separately from the host contract in accordance with IFRS 9. Sanofi had no material embedded derivatives as of December 31, 2021, 2020 or 2019.
Counterparty risk
For a description of counterparty risk, refer to “–Item 11. — Quantitative and Qualitative Disclosures about Market Risk”.
a) Currency derivatives used to manage operating risk exposures
For a description of Sanofi's objectives, policies and procedures for the management of operating foreign exchange risk, refer to “–Item 11. — Quantitative and Qualitative Disclosures about Market Risk”.
The table below shows operating currency hedging instruments in place as of December 31, 2021, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2021			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	3,912	4	–	–	–	3,912	4
of which US dollar	1,392	5	–	–	–	1,392	5
of which Chinese yuan renminbi	665	(2)	–	–	–	665	(2)
of which Singapore dollar	355	(1)	–	–	–	355	(1)
of which Japanese yen	199	3	–	–	–	199	3
of which Taiwan dollar	122	(1)	–	–	–	122	(1)
Forward currency purchases	2,374	6	–	–	–	2,374	6
of which US dollar	833	(2)	–	–	–	833	(2)
of which Singapore dollar	696	7	–	–	–	696	7
of which Chinese yuan renminbi	255	—	–	–	–	255	—
of which Hungarian forint	77	—	–	–	–	77	—
of which Russian rouble	72	(1)	–	–	–	72	(1)
Total	6,286	10	–	–	–	6,286	10
The table below shows operating currency hedging instruments in place as of December 31, 2020, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2020			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	3,477	7	—	—	—	3,477	7
of which US dollar	1,367	10	—	—	—	1,367	10
of which Chinese yuan renminbi	521	2	—	—	—	521	2
of which Singapore dollar	287	(1)	—	—	—	287	(1)
of which Japanese yen	143	1	—	—	—	143	1
of which Mexican peso	121	—	—	—	—	121	—
Forward currency purchases	1,932	—	—	—	—	1,932	—
of which US dollar	580	(1)	—	—	—	580	(1)
of which Singapore dollar	571	(1)	—	—	—	571	(1)
of which Chinese yuan renminbi	286	1	—	—	—	286	1
of which Russian rouble	61	—	—	—	—	61	—
of which Japanese yen	55	—	—	—	—	55	—
Total	5,409	7	—	—	—	5,409	7
The table below shows operating currency hedging instruments in place as of December 31, 2019, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2019			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	3,372	(10)	–	–	–	3,372	(10)
of which US dollar	1,186	3	–	–	–	1,186	3
of which Chinese yuan renminbi	447	—	–	–	–	447	—
of which Singapore dollar	410	—	–	–	–	410	—
of which Russian rouble	184	(3)	–	–	–	184	(3)
of which Saudi riyal	133	1	–	–	–	133	1
Forward currency purchases	1,835	(5)	–	–	–	1,835	(5)
of which US dollar	602	(6)	–	–	–	602	(6)
of which Singapore dollar	525	1	–	–	–	525	1
of which Chinese yuan renminbi	130	—	–	–	–	130	—
of which Hungarian forint	60	—	–	–	–	60	—
of which Russian rouble	49	—	–	–	–	49	—
Total	5,207	(15)	–	–	–	5,207	(15)
b) Currency and interest rate derivatives used to manage financial exposure
For a description of Sanofi's objectives, policies and procedures for the management of financial foreign exchange risk and interest rate risk, refer to “–Item 11. — Quantitative and Qualitative Disclosures about Market Risk”.
The table below shows financial currency hedging instruments in place, with the notional amount translated into euros at the relevant closing exchange rate:

	2021				2020			2019
(€ million)	Notional amount		Fair value	Expiry	Notional amount	Fair value	Expiry	Notional amount	Fair value	Expiry
Forward currency sales	7,655		15		5,064	10		8,513	40
of which US dollar	5,384	(a)	23	2022	3,721	20	2021	6,330	51	2020
of which Hungarian forint	756	(b)	4	2022	13		2021	93	—	2020
of which Brazilian real	95	(c)	(3)	2022	–	–	2021	16	—	2020
Forward currency purchases	9,293		197		9,004	(226)		10,968	78
of which US dollar	4,816	(d) (e)	128	2022	6,068	(200)	2022	7,363	42	2020
of which Singapore dollar	2,910	(f)	75	2022	2,250	(27)	2021	2,332	32	2020
of which Hungarian forint	865		(5)	2022	9		2021	29	—	2020
Total	16,948		212		14,068	(216)		19,481	118
(a) Includes forward sales with a notional amount of $3,615 million expiring in 2022, designated as a hedge of Sanofi’s net investment in Bioverativ. As of December 31, 2021, the fair value of these forward contracts represented an asset of €20 million; the opposite entry was recognized in "Other comprehensive income", with the impact on financial income and expense being immaterial.
(b) Includes forward sales with a notional amount of HUF 279 billion expiring in 2022, designated as a hedge of Sanofi’s net investment in Chinoin. As of December 31, 2021, the fair value of these forward contracts represented an asset of €2 million; the opposite entry was recognized in "Other comprehensive income", with the impact on financial income and expense being immaterial.
(c) Includes forward sales with a notional amount of BRL 600 million expiring in 2022, designated as a hedge of Sanofi’s net investment in Medley Farmaceutica. As of December 31, 2021, the fair value of these forward contracts represented a liability of €3 million; the opposite entry was recognized in "Other comprehensive income", with the impact on financial income and expense being immaterial.
(d) Includes forward purchases with a notional amount of $550 million expiring in 2022, designated as a fair value hedge of the exposure of $550 million of bond issues to fluctuations in the EUR/USD spot rate. As of December 31, 2021, the fair value of the contracts was an asset of €19 million, the opposite entry for €0.1 million of which was credited to "Other comprehensive income" under the cost of hedging accounting treatment.
(e) Includes currency swaps with a notional amount of $1,000 million, receive 0.22% pay EUR -0.63% expiring in 2022, designated as a cash flow hedge of $1,000 million of bond issues. As of December 31, 2021, the fair value of the swaps was an asset of €23 million.
(f) Includes forward purchases with a notional amount of SGD1,000 million expiring in 2022, designated as a fair value hedge of the exposure of an equivalent amount of intragroup current accounts to fluctuations in the EUR/SGD spot rate. As of December 31, 2021, the fair value of the contracts was an asset of €20 million, the opposite entry for €1.5 million of which was debited to "Other comprehensive income" under the cost of hedging accounting treatment.
The table below shows interest rate hedging instruments in place as of December 31, 2021:

	Notional amounts by expiry date as of December 31, 2021								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2022	2023	2024	2025	2026	2027 and later	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized Eonia / receive 0.06%	2,000	—	—	—	—	—	2,000	10	2,000	10	—	—	—
pay -0.57% / receive capitalized Eonia	600	—	—	—	—	—	600	1	—	—	600	1	—
pay SOFR USD / receive 1.03%	—	—	—	—	—	440	440	(5)	440	—	—	—	—
pay SOFR USD / receive 1.32%	—	—	—	—	—	440	440	3	440	3	—	—	—
receive capitalized Eonia / pay 1.48%(a)	42	57	—	—	—	—	99	(3)	99	(3)	—	—	—
Total	2,642	57	—	—	—	880	3,579	7	2,979	6	600	1	—
(a) These interest rate swaps hedge fixed-rate bonds with a nominal of €99 million held in a Professional Specialized Investment Fund dedicated to Sanofi and recognized within “Loans, advances and other long-term receivables” (see Note D.7.).

The table below shows interest rate hedging instruments in place as of December 31, 2020:

	Notional amounts by expiry date as of December 31, 2020								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2021	2022	2023	2024	2025	2026	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay 1.81% / receive 3-month US dollar Libor	—	2,000	—	—	—	—	2,000	23	2,000	23	—	—	—
pay 3-month US dollar Libor / receive 2.22%	—	600	—	—	—	—	600	1	—	—	600	1	1
receive capitalized Eonia / pay 1.48%(a)	—	42	57	—	—	—	99	(4)	99	(4)	—	—	—
Total	—	2,642	57	—	—	—	2,699	20	2,099	19	600	1	1
(a) These interest rate swaps hedge fixed-rate bonds with a nominal of €99 million held in a Professional Specialized Investment Fund dedicated to Sanofi and recognized within “Loans, advances and other long-term receivables” (see Note D.7.).

The table below shows interest rate hedging instruments in place as of December 31, 2019:

	Notional amounts by expiry date as of December 31, 2019								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2020	2021	2022	2023	2024	2025	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized Eonia / receive 1.58%	—	—	2,000	—	—	—	2,000	28	2,000	28	—	—	—
pay capitalized Eonia / receive 0.06%	—	—	600	—	—	—	600	3	—	—	600	3	3
pay 1.81% / receive 3-month US dollar Libor	446	—	—	—	—	—	446	(2)	—	—	446	(2)	—
pay 3-month US dollar Libor / receive 2.22%	446	—	—	—	—	—	446	4	446	4	—	—	—
receive capitalized Eonia / pay 1.48%(a)	—	—	42	57	—	—	99	(6)	99	(6)	—	—	—
Total	892	—	2,642	57	—	—	3,591	27	2,545	26	1,046	1	3
(a) These interest rate swaps hedge fixed-rate bonds with a nominal of €99 million held in a Professional Specialized Investment Fund dedicated to Sanofi and recognized within “Loans, advances and other long-term receivables” (see Note D.7.).
c) Equity derivatives
During 2019, Sanofi contracted derivative instruments (collars) on 593,712 shares of Dexcom Inc; the collars were designated as fair value hedges of the Dexcom shares. As of December 31, 2021 they had a negative fair value of €16 million, recognized in full in Other comprehensive income.
d) Actual or potential effects of netting arrangements
The table below is prepared in accordance with the accounting policies described in Note B.8.3.:

(€ million)	2021		2020		2019
	Derivative financial assets	Derivative financial liabilities	Derivative financial assets	Derivative financial liabilities	Derivative financial assets	Derivative financial liabilities
Gross carrying amounts before offset (a)	298	(85)	82	(297)	225	(99)
Gross amounts offset (in accordance with IAS 32) (b)	—	—	—	—	—	—
Net amounts as reported in the balance sheet (a) - (b) = (c)	298	(85)	82	(297)	225	(99)
Effects of other netting arrangements (not fulfilling the IAS 32 criteria for offsetting) (d)	—	—
Financial instruments	(67)	67	(81)	81	(89)	89
Fair value of financial collateral	N/A	N/A	N/A	N/A	N/A	N/A
Net exposure (c) + (d)	231	(18)	1	(216)	136	(10)